Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 29, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Fair Market Value					$ 1,488,700	$ 1,964,400
Cash and Cash Equivalents, at Carrying Value					914,200	1,028,100
Right-of-use operating lease assets					53,500	61,600
Other assets					590,800	309,600
Total assets					15,748,500	15,224,800
LIABILITIES
Accrued expenses and other payables					237,200	214,400
Short-Term Debt					300,000	300,000
Operating lease liabilities					75,600	86,100
Total liabilities					12,376,600	12,316,300
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares					91	91
Preference shares, value					970,500	753,500
Additional paid in capital					761,700	761,700
Retained earnings					2,029,700	1,793,500
Total accumulated other comprehensive (loss)					(390,100)	(400,300)	$ (506,300)
Total shareholders’ equity					3,371,900	2,908,500
Total liabilities and shareholders’ equity					$ 15,748,500	$ 15,224,800
Ordinary shares, issued					90,833,333	90,833,333
Ordinary shares, par value					$ 0.001	$ 0.001
Preference shares, par value					$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued				11,000,000,000,000	11,000,000	11,000,000
Preference shares, rate	5.95%			5.95%	5.95%
Preference shares, par value					$ 0.0015144558
5.625% Preference Shares (AHL PRD)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued			10,000,000		10,000,000	10,000,000
Preference shares, rate			5.625%		5.625%
Preference shares, par value					$ 0.0015144558
5.625% Preference Shares (AHL PRE)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued		10,000,000			10,000,000	10,000,000
Preference shares, rate		5.625%			5.625%
Preference shares, par value					$ 0.0015144558
Parent Company
ASSETS
Fair Market Value					$ 44,300	$ 43,200
Cash and Cash Equivalents, at Carrying Value					43,500	43,500	$ 44,400	$ 45,000
Investments in subsidiaries (1)					3,361,300	3,284,200
Other Receivables					275,000	0
Other recievables due from affiliates					20,600	4,300
Right-of-use operating lease assets					1,000	1,500
Other assets					44,700	5,600
Total assets					3,790,400	3,382,300
LIABILITIES
Accrued expenses and other payables					20,700	27,800
Other Liabilities					96,900	144,700
Long-term debt					300,000	300,000
Operating lease liabilities					900	1,300
Total liabilities					418,500	473,800
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares					100	100
Preference shares, value					970,500	753,500
Additional paid in capital					761,700	761,700
Retained earnings					2,029,700	1,793,500
Unrealized (loss)/gains on investments					(198,200)	(227,600)
(Loss)/gain on derivatives					(5,300)	(200)
Gains on foreign currency translation (start of period)					(172,500)
Gains on foreign currency translation (end of period)					(186,600)
Total accumulated other comprehensive (loss)					(390,100)	(400,300)
Total liabilities and shareholders’ equity					$ 3,790,400	$ 3,382,300